S000024144 [Member] Expense Example - ACTIVE M EMERGING MARKETS EQUITY FUND - ACTIVE M EMERGING MARKETS EQUITY FUND	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	379
Expense Example, with Redemption, 5 Years	679
Expense Example, with Redemption, 10 Years	$ 1,530